Provisions (Narrative) (Details) claims in Thousands, £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018 GBP (£) claims	Dec. 31, 2017 GBP (£) claims	Mar. 31, 2018 GBP (£)
Disclosure of other provisions [line items]
Provisions	[1]	£ 3,289	£ 3,543 [2]
Customer initiated claims received and processed | claims	[3],[4]	2,300
Payment protection insurance redress [Member]
Disclosure of other provisions [line items]
Provisions		£ 1,374	£ 1,606
Amounts utilised		£ 600
Customer initiated claims received and processed | claims		2,300	2,100
Payment protection insurance redress [Member] | Cumulative provisions [Member]
Disclosure of other provisions [line items]
Provisions		£ 9,600	£ 9,200	£ 400
Amounts utilised		8,200	7,600
Residual other provisions		£ 1,400	£ 1,600

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[3]	The balance as at 30 June 2018 includes IFRS 9 ECLs on committed facilities and guarantees.
[4]

Total mis-selling claims received directly by Barclays to date, including those received via CMCs but excluding those for which no PPI policy exists and excluding responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of cus tomer initiated mis -sellin g policy claims would have on the provision leve l inclusive of operational costs .